Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenues	$ 722,238	$ 643,190	$ 421,351
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	422,121	387,939	297,973
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	260,064	223,125	108,317
Other
Disclosure Of Operating Segments [Line Items]
Revenues	40,053	32,126	15,061
EMEA
Disclosure Of Operating Segments [Line Items]
Revenues	345,509	336,452	267,691
EMEA | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	285,797	282,090	228,862
EMEA | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	58,867	49,802	35,402
EMEA | Other
Disclosure Of Operating Segments [Line Items]
Revenues	845	4,560	3,427
Americas
Disclosure Of Operating Segments [Line Items]
Revenues	223,880	179,830	99,997
Americas | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	118,870	96,552	65,485
Americas | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	101,166	78,860	31,152
Americas | Other
Disclosure Of Operating Segments [Line Items]
Revenues	3,844	4,418	3,360
Asia
Disclosure Of Operating Segments [Line Items]
Revenues	152,849	126,908	53,663
Asia | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	17,454	9,297	3,626
Asia | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	100,031	94,463	41,763
Asia | Other
Disclosure Of Operating Segments [Line Items]
Revenues	35,364	23,148	8,274
US
Disclosure Of Operating Segments [Line Items]
Revenues	220,981	177,180	99,988
UK
Disclosure Of Operating Segments [Line Items]
Revenues	124,948	120,278	92,805
China
Disclosure Of Operating Segments [Line Items]
Revenues	134,001	111,830	47,452
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	79,764	70,699	51,673
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	48,749	57,937	56,587
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	23,353	27,420	25,818
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	25,582	24,047	17,017
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 64,860	$ 53,799	$ 30,011